Exhibit 99.2

February 7th, 2023

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2023-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Single Family Residential Partners VI, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 92 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[SIGNATURES ON FOLLOWING PAGE]

Executed as of the day and year first above written.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property Code	HOA Status
858566	Apparent Non-HOA Property
7472994	Apparent Non-HOA Property
7473262	Apparent Non-HOA Property
8019289	Apparent Non-HOA Property
8089528	Apparent Non-HOA Property
8091104	Apparent Non-HOA Property
8132563	Apparent Non-HOA Property
8137490	Apparent Non-HOA Property
8137545	Apparent Non-HOA Property
8177117	Apparent Non-HOA Property
8245700	Apparent Non-HOA Property
8266005	Apparent Non-HOA Property
8299680	Apparent Non-HOA Property
8302619	Apparent Non-HOA Property
8307529	Apparent Non-HOA Property
8324471	Apparent Non-HOA Property
8350246	Apparent Non-HOA Property
8387193	Apparent Non-HOA Property
8454649	Apparent Non-HOA Property
8470198	Apparent Non-HOA Property
8471013	Apparent Non-HOA Property
8515727	Apparent Non-HOA Property
8521400	Apparent Non-HOA Property
8561025	Apparent Non-HOA Property
8561806	Apparent Non-HOA Property
8565738	Apparent Non-HOA Property
8568243	Apparent Non-HOA Property
8569631	Apparent Non-HOA Property
8570807	Apparent Non-HOA Property
8573751	Apparent Non-HOA Property
8587959	Apparent Non-HOA Property
8601254	Apparent Non-HOA Property
8607646	Apparent Non-HOA Property
8613509	Apparent Non-HOA Property
8621222	Apparent Non-HOA Property
8622500	Apparent Non-HOA Property
8623260	Apparent Non-HOA Property
8624643	Apparent Non-HOA Property

Property ID	HOA Status
8626487	Apparent Non-HOA Property
8631755	Apparent Non-HOA Property
8631888	Apparent Non-HOA Property
8634243	Apparent Non-HOA Property
8634250	Apparent Non-HOA Property
8636374	Apparent Non-HOA Property
8636381	Apparent Non-HOA Property
8636384	Apparent Non-HOA Property
8639165	Apparent Non-HOA Property
8644516	Apparent Non-HOA Property
8645987	Apparent Non-HOA Property
8646178	Apparent Non-HOA Property
8646193	Apparent Non-HOA Property
8651201	Apparent Non-HOA Property
8659192	Apparent Non-HOA Property
8660442	Apparent Non-HOA Property
8702978	Apparent Non-HOA Property
8721343	Apparent Non-HOA Property
8722310	Apparent Non-HOA Property
8728259	Apparent Non-HOA Property
8737314	Apparent Non-HOA Property
8741859	Apparent Non-HOA Property
8766562	Apparent Non-HOA Property
8785413	Apparent Non-HOA Property
8795265	Apparent Non-HOA Property
8797713	Apparent Non-HOA Property
8802285	Apparent Non-HOA Property
8842997	Apparent Non-HOA Property
8844367	Apparent Non-HOA Property
8865931	Apparent Non-HOA Property
8867717	Apparent Non-HOA Property
8870259	Apparent Non-HOA Property
8876532	Apparent Non-HOA Property
8876536	Apparent Non-HOA Property
8876545	Apparent Non-HOA Property
8876547	Apparent Non-HOA Property
8876559	Apparent Non-HOA Property
8876560	Apparent Non-HOA Property
8876561	Apparent Non-HOA Property
8876562	Apparent Non-HOA Property

Property ID	HOA Status
8876563	Apparent Non-HOA Property
8876564	Apparent Non-HOA Property
8879778	Apparent Non-HOA Property
8882845	Apparent Non-HOA Property
8886342	Apparent Non-HOA Property
8887678	Apparent Non-HOA Property
8937871	Apparent Non-HOA Property
8942645	Apparent Non-HOA Property
8978872	Apparent Non-HOA Property
8982471	Apparent Non-HOA Property
9126692	Apparent Non-HOA Property
9126693	Apparent Non-HOA Property
9126698	Apparent Non-HOA Property
9142439	Apparent Non-HOA Property